SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total	$ 3,079,480	$ 3,090,211	$ 3,098,770
August One Two Thousand Eighteen Default Judgment Payable To Ohio Vendor [Member]
Total	32,832	32,832	32,832
January Fourteen Two Thousand Nineteen Default Judgment Payable To Tennessee Customer [Member]
Total	423,152	423,152	423,152
January Twenty Four Two Thousand Nineteen Default Judgment Payable To Florida Vendor [Member]
Total	31,631	31,631	31,631
Other Vendors Of Materials And Services [Member]
Total	2,380,559	2,390,290	2,390,849
Credit Card Obligations [Member]
Total	$ 211,306	$ 212,306	$ 220,306